License Agreement	3 Months Ended
Mar. 31, 2023
License Agreement [Abstract]
License Agreement
10.
License Agreement

Forcefield

On March 21, 2023, the Company entered into an exclusive patent and know-how license agreement with Forcefield Therapeutics Limited ("Forcefield"), a company controlled by Syncona. Under the terms of the agreement, Forcefield granted the Company an exclusive license under certain patent rights to develop and commercialize AAV gene therapies for certain cardiac conditions and a non-exclusive license to certain know-how.

The Company has committed to an upfront fee of £0.5 million or $0.6 million and may be obligated to make up to £18.3 million or $22.0 million in development and regulatory milestone payments, and pay Forcefield a mid-single-digit percentage royalty on net sales of certain royalty products on a product-by-product and country-by-country basis, until the later of (a) the expiration of the last valid licensed patent claim covering such product in such country or (b) ten years from the first commercial sale of such product sold in that country or twenty years from the date upon which the agreement was signed. The Company considers the development and regulatory milestones probable when actually achieved. During the three months ended March 31, 2023, the Company recorded expense of $0.6 million within research and development on the Company’s unaudited condensed consolidated statements of operations related to the license agreement with Forcefield.

Syncona IP Holdco (2) Limited

On March 24, 2023, the Company entered into an exclusive patent and know-how license agreement with Syncona IP Holdco (2) Limited ("Syncona Holdco"), a company controlled by Syncona. Under the terms of the agreement, the Company granted Syncona Holdco an exclusive license under certain patent rights related to an immune-modifying protein to develop and commercialize the technology other than in respect of liver-directed gene therapies and a non-exclusive license to certain know-how. Syncona Holdco was required to make an upfront payment to the Company of £0.5 million or $0.6 million and may be required to make up to £12.5 million or $15.1 million in development and regulatory milestone payments, and pay the Company a low-single-digit percentage royalty on net sales of certain licensed products and know-how products on a product-by-product and country-by-country basis, commencing on the date of the first commercial sale of such product in such country until (in respect of licensed products) the expiration of the last valid licensed patent claim covering such product in such country or (in respect of know-how products) 20 years from the date upon which the agreement was signed. During the three months ended March 31, 2023, the Company recorded income of $0.6 million within other income (expense), net on the Company’s unaudited condensed consolidated statements of operations related to the license agreement with Syncona Holdco.